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GMO Emerging Country Debt Fund
GMO Emerging Country Debt Fund
GMO TRUST Supplement dated July 31, 2020 to the GMO Trust Prospectus, dated June 30, 2020 GMO Emerging Country Debt Fund

Effective July 31, 2020, the GMO Emerging Country Debt Fund charges a purchase premium of 1.00% of the amount invested and a redemption fee of 1.00% of the amount redeemed. The sections captioned “Shareholder fees” and “Example” on page 92 of the Prospectus are replaced with the following:

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - GMO Emerging Country Debt Fund	Class III	Class IV
Purchase premium (as a percentage of amount invested)	1.00%	1.00%
Redemption fee (as a percentage of amount redeemed)	1.00%	1.00%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares
Expense Example - GMO Emerging Country Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	258	384	522	923
Class IV	253	369	495	864

If you do not sell your shares
Expense Example No Redemption - GMO Emerging Country Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	155	271	399	770
Class IV	150	256	371	710

Effective July 31, 2020, the “Average Annual Total Returns” table on page 95 of the Prospectus is replaced with the following:
Average Annual Total Returns Periods Ending December 31, 2019
Average Annual Returns - GMO Emerging Country Debt Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Class III	12.01%		6.19%		9.24%		13.65%		Apr. 19, 1994
Class III | After Taxes on Distributions	9.10%		3.11%		5.83%		8.59%
Class III | After Taxes on Distributions and Sale of Fund Shares	7.09%		3.33%		5.75%		8.66%
Class III | J.P. Morgan EMBI Global Diversified + (Composite index) (Fund benchmark)	14.42%	[1]	5.88%	[1]	6.57%	[1]	9.85%	[1]	Apr. 19, 1994
Class III | J.P. Morgan EMBI Global (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	14.42%	[1]	5.88%	[1]	6.57%	[1]	9.91%	[1]	Apr. 19, 1994
Class IV	12.08%		6.23%		9.30%		10.70%		Jan. 09, 1998
Class IV | J.P. Morgan EMBI Global Diversified + (Composite index) (Fund benchmark)	14.42%	[1]	5.88%	[1]	6.57%	[1]	8.24%	[1]	Jan. 09, 1998
Class IV | J.P. Morgan EMBI Global (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	14.42%	[1]	5.88%	[1]	6.57%	[1]	8.31%	[1]	Jan. 09, 1998
[1]	Effective March 1, 2020, the Fund changed its benchmark from the J.P. Morgan EMBI Global to the J.P. Morgan EMBI Global Diversified because GMO believes the J.P. Morgan EMBI Global Diversified is more appropriate in light of the Fund's investment strategy. In order to present a performance comparison that tracks changes in the Fund's benchmark over time, the J.P. Morgan EMBI Global Diversified + (Composite index) is shown in the table above and reflects the performance of (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI Plus through 12/31/1999, (iii) the J.P. Morgan EMBI Global through 2/29/2020 and (iv) the J.P. Morgan EMBI Global Diversified thereafter.